SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

CLASS IA AND IB SHARES PROSPECTUS DATED MAY 1, 2009

FOR HARTFORD HLS FUNDS (THE “PROSPECTUS”)

Hartford Global Equity HLS Fund

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on November 5, 2009, the Board approved a change to the name of Hartford Global Equity HLS Fund.  Accordingly, the above referenced Prospectus is revised as follows:

1.     Effective March 1, 2010, the name of “Hartford Global Equity HLS Fund” will be changed to “Hartford Global Research HLS Fund”.

Accordingly, on the front cover of the Prospectus the fund’s name is changed to Hartford Global Research HLS Fund and conforming changes are made throughout the Prospectus.

2.     In addition, the Board has approved certain changes to the fund’s fees and expenses.  Specifically, HL Investment Advisors, LLC (“HL Advisors”), the fund’s investment manager, has agreed to reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint.

Accordingly, as of November 1, 2009, under the heading “Hartford Global Equity HLS Fund, Your Expenses,” of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES.  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Please note that this table does not include fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. You should review your contract prospectus or plan documents for more information on those fees and expenses.

	CLASS IA	CLASS IB
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) as a percentage of offering price	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A
Exchange fees	None	None
Annual Operating Expenses (expenses that are deducted from the fund’s assets)
Management fees(1)	0.90%	0.90%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.07%
Total operating expenses	0.97%	1.22%
Less waiver/reimbursement(1)	0.10%	0.10%
Total net expenses	0.87%	1.12%

(1)        Effective August 25, 2008, HL Advisors has contractually agreed to waive 0.10% of its management fees until May 1, 2010. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.80% and the total annual operating expenses for class IA and IB are 0.87% and 1.12%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples also assume that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class IA shares or Class IB shares, you would have the same expenses whether or not you redeemed your shares. The examples do not take into account fees and expenses that will be applied at the variable life insurance or variable annuity contract level or by a qualified retirement plan. Overall expenses would be higher if the fees applied at the separate account level were reflected. Your actual costs may be higher or lower. Thus, based on these assumptions, for every $10,000 invested, here is how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

	CLASS IA	CLASS IB
Expenses (with or without redemption)
Year 1	$99	$124
Year 3	$309	$387
Year 5	$536	$670
Year 10	$1,190	$1,477

3.     As of November 1, 2009, under the heading, “Hartford Global Equity HLS Fund, Management Fee” of the Prospectus, the management fees for the fund are deleted and replaced with the following:

The management fee set forth in the fund’s investment advisory agreement is 0.9000% of the first $500 million, 0.8750% of the next $500 million, 0.8500% of the next $4 billion, 0.8475% of the next $5 billion and 0.8450% in excess of $10 billion annually of the fund’s average daily net assets.(1)

(1)        Effective August 25, 2008, HL Advisors contractually agreed to waive 0.10% of its management fees until May 1, 2010.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class IA and Class IB Shares Prospectuses

Each dated May 1, 2009

For Hartford HLS Funds (collectively the “Prospectuses”)

Hartford Capital Appreciation HLS Fund

Donald J. Kilbride will be added as an additional portfolio manager for Hartford Capital Appreciation HLS Fund effective December 1, 2009.

Accordingly the following changes will be made to the Prospectuses effective December 1, 2009.

Under the heading “Hartford Capital Appreciation HLS Fund- Portfolio Management” the following disclosure is added:

Donald J. Kilbride, Senior Vice President and Equity Portfolio Manager of Wellington Management, has been involved in portfolio management and securities analysis for the fund since December 2009 and for clients of the firm for the past five years. Mr. Kilbride joined Wellington Management as an investment professional in 2002.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class IA and Class IB Shares Prospectuses

Each dated May 1, 2009

For Hartford HLS Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

Hartford High Yield HLS Fund

Effective December 1, 2009, Carlos Feged will be added as a portfolio manager of the Hartford High Yield HLS Fund alongside Mark Niland and James Serhant.

Accordingly the following changes will be made to the Prospectuses effective December 1, 2009.

In the section entitled “Portfolio Management” the following information is added:

Carlos Feged, Senior Vice President of Hartford Investment Management has served as portfolio manager of the fund since December 2009.  Mr. Feged joined Hartford Investment Management in 2005.  Prior to joining the firm, Mr. Feged worked for Hartford Life Insurance Company, where he was Director of the 529 College Savings Program leading the product development and management of the program.  Mr. Feged has 13 years of investment industry experience.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

AMENDED AND RESTATED

COMBINED STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2009, AS AMENDED AND RESTATED OCTOBER 1, 2009

FOR HARTFORD HLS FUNDS (THE “SAI”)

Hartford Global Equity HLS Fund

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the “Board”) on November 5, 2009, the Board approved a change to the name of Hartford Global Equity HLS Fund.  Accordingly, the above referenced SAI is revised as follows:

1.     Effective March 1, 2010, the name of “Hartford Global Equity HLS Fund” will be changed to “Hartford Global Research HLS Fund”.

Accordingly, on the front cover of the SAI the fund’s name is changed to Hartford Global Research HLS Fund and conforming changes are made throughout the SAI.

2.     In addition, the Board approved certain changes to the fund’s fees and expenses.  Specifically, HL Investment Advisors, LLC (“HL Advisors”), the fund’s investment manager, has agreed to reduce its contractual management fee by 0.05% at the first breakpoint and by 0.025% at the second breakpoint.  Accordingly, under the heading “Investment Management Arrangements — Management Fees”, the fee table corresponding to Hartford Global Equity HLS Fund is deleted and replaced with the following:

Global Equity HLS Fund(1)

Average Daily Net Assets	Annual Rate
First $500 million	0.9000%
Next $500 million	0.8750%
Next $4 billion	0.8500%
Next $5 billion	0.8475%
Amount Over $10 billion	0.8450%

(1)        Effective August 25, 2008 HL Advisors has contractually agreed to waive 0.10% of its management fees until May 1, 2010.

In addition, HL Advisors and Wellington Management Company, LLP have agreed to permanently reduce the fund’s contractual sub-advisory fee by 0.05% at the first and second breakpoints and by 0.025% at the third breakpoint.  Accordingly, under the heading “Investment Management Arrangements — Sub-Advisory/Investment Services Fees”, the fee table corresponding to Hartford Global Equity HLS Fund is deleted and replaced with the following:

Global Equity HLS Fund

Average Daily Net Assets	Annual Rate
First $250 million	0.450%
Next $250 million	0.400%
Next $500 million	0.375%
Amount Over $1 billion	0.350%

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

AMENDED AND RESTATED
COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD HLS FUNDS

DATED OCTOBER 1, 2009

The SAI is revised as follows:

Effective December 1, 2009, Carlos Feged will be added as a portfolio manager of Hartford High Yield HLS Fund alongside Mark Niland and James Serhant; and Joseph Portera and Christopher Zeppieri will be added as portfolio managers of Hartford Total Return Bond HLS Fund alongside Nasri Toutoungi.

Accordingly the following change will be made to the SAI:

(1)          In the section entitled “Portfolio Managers of the Funds — Other Accounts Sub-advised by Hartford Investment Management’s Portfolio Managers,” the information is added/amended as follows:

High Yield HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM ($ mil)	Pooled Accounts	AUM ($ mil)	Other Accounts	AUM ($ mil)

Carlos Feged***	1	$328.6	—	$—	—	$—

***                           Mr. Feged began managing Hartford High Yield HLS Fund in December 2009.  Therefore the information presented in the table above is as of October 31, 2009.

Total Return Bond HLS Fund

Portfolio Manager	Registered Investment Company Accounts	AUM ($ mil)	Pooled Accounts	AUM ($ mil)	Other Accounts	AUM ($ mil)

Joseph Portera****	2	$2,323.5	—	$—	—	$—

Christopher Zeppieri*****	2	$2,520.6	—	$—	10	$3,911.2

****                    Mr. Portera began managing Hartford Total Return Bond HLS Fund in December 2009.  Therefore the information presented in the table above is as of October 31, 2009.

*****             Mr. Zeppieri began managing Hartford Total Return Bond HLS Fund in December 2009. Therefore the information presented in the table above is as of October 31, 2009.

(2)          In the section entitled “Portfolio Managers of the Funds — Equity Securities Beneficially owned by Hartford Investment Management’s Portfolio Managers” the information for Mr. Feged, Mr. Portera and Mr. Zeppieri is added/amended as follows:

Portfolio Manager	HLS Fund(s) Sub-advised/Managed	Dollar Range of Equity Securities Beneficially Owned

Carlos Feged	High Yield HLS Fund	$50,000-$100,000*
Joseph Portera	Total Return Bond HLS Fund	None*
Christopher Zeppieri	Total Return Bond HLS Fund	None*

* Information is as of October 31, 2009

This Supplement should be retained with your SAI for future reference.

SUPPLEMENT

DATED NOVEMBER 23, 2009 TO THE

AMENDED AND RESTATED
COMBINED STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

FOR THE HARTFORD HLS FUNDS

DATED OCTOBER 1, 2009

The SAI is revised as follows:

Effective December 1, 2009, Donald J. Kilbride will be added as an additional portfolio manager for Hartford Capital Appreciation HLS Fund alongside the current portfolio management team.

Accordingly the following changes will be made to the SAI:

1.     In the section entitled “Portfolio Managers of the Funds — Other Accounts Sub-advised by Wellington Management’s Portfolio Managers,” the information is added as follows:

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY ACCOUNTS		ASSETS MANAGED (in millions)	POOLED ACCOUNTS	ASSETS MANAGED (in millions)	OTHER ACCOUNTS	ASSETS MANAGED (in millions)

Donald J. Kilbride ****	4	(29)	$2,610.1	—	$—	—	$—

****                 Mr. Kilbride began managing Hartford Capital Appreciation HLS Fund in December 2009.  Therefore the information presented in the table above is as of October 31, 2009.

(29)                                The advisory fee for 1 of these Registered Investment Company accounts is based upon performance. Assets under management in that account total approximately $2,358.3 million.

2.     In the section entitled “Portfolio Managers of the Funds — Equity Securities Beneficially owned by Wellington Management’s Portfolio Managers” the information for Mr. Kilbride is added as follows:

Portfolio Manager	HLS Fund(s) Sub-advised/Managed	Dollar Range of Equity Securities Beneficially Owned
Donald J. Kilbride	Capital Appreciation HLS Fund	None*

* Information is as of October 31, 2009

This Supplement should be retained with your SAI for future reference

SUPPLEMENT

Dated November 23, 2009

to the Currently Effective

Class IA and Class IB Shares Prospectuses

Each dated May 1, 2009

For Hartford HLS Funds (collectively the “Prospectuses”)

The above referenced Prospectuses are revised as follows:

Hartford Total Return Bond HLS Fund

Effective December 1, 2009, Joseph Portera and Christopher Zeppieri will be added as portfolio managers of the Hartford Total Return Bond HLS Fund alongside Nasri Toutoungi.

Accordingly the following changes will be made to the Prospectuses effective December 1, 2009.

In the section entitled “Portfolio Management” the following information is added:

Joseph Portera, Executive Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2009.   Mr. Portera joined Hartford Investment Management in 2009.  Prior to joining the firm, Mr. Portera was a Managing Director, portfolio manager on several funds, including core plus strategies, and a senior member of the Global Fixed Income investment platform at MacKay Shields Financial LLC.  Prior to MacKay Shields, Joe was a Vice President with Fiduciary Trust, where he was responsible for Global Developed Bond Market separate accounts.  Mr. Portera has been an investment professional involved in trading and securities analysis since 1987.

Christopher J. Zeppieri, CFA, Vice President of Hartford Investment Management, has served as portfolio manager of the fund since December 2009.  Mr. Zeppieri joined Hartford Investment Management in 2006.  Prior to joining the firm, he served as Fixed Income Strategist for Los Angeles-based Payden & Rygel.  Mr. Zeppieri has been an investment professional since 1998.

This Supplement should be retained with your Prospectus for future reference.